Employee costs	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee costs

Note 6—Employee costs

	2023	2022	2021
	(EUR’000)
Employee costs
Wages and salaries	170,278	140,420	104,583
Share-based payment	66,660	64,180	66,830
Pensions (defined contribution plans)	4,403	4,163	2,416
Social security costs	12,877	10,627	7,667
Other employee costs	4,238	4,411	1,740
Total employee costs (2)	258,456	223,801	183,236
Included in the profit or loss
Cost of sales (1)	15,748	7,239	1,380
Research and development costs	127,002	122,581	108,434
Selling, general and administrative expenses	115,706	93,981	73,422
Total employee costs (2)	258,456	223,801	183,236
Average number of employees	851	719	573
(1)
Cost of sales includes employee costs capitalized as part of inventories.
(2)
At December 31, 2023, “Employee costs” has been extended to also include “Other employee costs”, which comprise other external costs associated with employment. In addition, “Social security costs” have been adjusted to also include various insurance programs. Comparative amounts have been reclassified to reflect the change in presentation.

Key Management Personnel comprises the Board of Directors (the “Board”), the Executive Board and Non-executive Senior Management. Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, pensions (defined contributions plans), and share-based compensation. Share-based compensation is elaborated in further details in Note 7, “Share-based Payment”.

Compensation to Key Management Personnel included within total employee costs is summarized below:

	Board of Directors (1)			Executive Board (2)			Non-executive Senior Management
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	(EUR ‘000)
Compensation
Wages and salaries	543	403	296	4,375	3,809	2,699	4,673	6,087	5,547
Share-based payment	1,276	1,273	2,032	13,243	11,392	8,770	9,529	8,872	14,906
Pensions (defined contribution plans)	—	—	—	54	46	23	122	118	120
Social security costs	—	—	—	103	55	49	45	89	60
Other employee cost	—	—	—	20	20	10	40	45	45
Total compensation	1,819	1,676	2,328	17,795	15,322	11,551	14,409	15,211	20,678
(1)
The Board of Directors comprised six to seven persons in 2023, 2022 and 2021.
(2)
The Executive Board comprised four persons in 2023 and 2022. In 2021, the Executive Board comprised two to four persons.